Prepaid expenses	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses

4. Prepaid expenses

The Company has other prepaid expenses of $71,248 (2021 - $105,468) including leasehold improvements of $8,519 (2021 - $16,499), which is recognized as prepaid rent for the year ended December 31, 2022.